Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Operating lease expense	$ 239,541	$ 207,505	$ 813,982	$ 584,372	$ 791,882	$ 138,097